ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Results of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Total revenues	$ 916,391	$ 883,549	$ 702,882
Net income (loss)	(169,635)	(15,096)	253,217
Domestic [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Total revenues	287,475	315,797	107,950
Net income (loss)	$ (24,135)	$ (41,831)	$ 25,464